Share Capital Authorized and Issued	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
Share Capital Authorized and Issued
14.          Share Capital Authorized and Issued
The following sets out the number and par value of shares authorized, issued and outstanding:

	March 31, 2025	December 31, 2024
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	110,335,061	111,730,209
Common shares
Cash dividends of $0.10 per common share were declared and paid in the three months ended March 31, 2025 (2024: $0.10 per common share).
Common share repurchases
On December 21, 2023 and on August 14, 2024, the Board of Directors approved the adoption of common share repurchase programs of up to $50.0 million and up to $200.0 million, respectively, of Fidelis’ outstanding common shares, utilizing a variety of methods, including open market purchases, accelerated share repurchases and privately negotiated transactions.
The following table summarizes common shares repurchased in the three months ended March 31, 2025 and 2024:

	Three months ended
	March 31, 2025	March 31, 2024
Common shares repurchased	1,438,278	357,602
Cost of shares repurchased, inclusive of commissions	$22.1	$5.0
Weighted average price per share, inclusive of commissions	$15.37	$13.93
Of these shares repurchased in the three months ended March 31, 2025, 136,084 (2024: nil) common shares were repurchased from The Fidelis Partnership for $2.1 million (2024: $nil). These transactions were effected at a price equal to the average price paid by the Group on such day for share repurchases from all other shareholders. Common shares repurchased by the Group are held as treasury shares. Common shares repurchased by the Group prior to December 31, 2024 were retired. The unutilized amount of the share repurchase authorization at March 31, 2025, was $122.5 million.